Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of undiscounted future minimum payments under the Company's operating lease liabilities and reconciliation to the operating lease liabilities

	2023	2023
	RMB	US$
2024	4,067	573
2025	1,305	184
2026 and after	165	23
Total undiscounted cashflows	5,537	780
Less: imputed interest	197	28
Present value of lease liabilities	5,340	752